Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Payables and Accruals [Abstract]
Direct costs of sales	$ 6,038	$ 7,530
Interest payable - cash	4,116	2,679
Accrued corporate cost expenses	2,257	1,914
Interest payable - payment in kind	664	381
Asset retirement obligations	40
Other creditors	5,004	4,974
Accrued expenses, net	$ 18,119	$ 17,478